Income Taxes - Reconciliation of the differences between statutory tax rate and the effective tax rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
PRC Statutory income tax rate	25.00%	25.00%	25.00%
Effect of tax rates in different tax jurisdiction	(0.30%)	(2.00%)	(2.60%)
Income tax on tax holiday	(6.00%)	(2.20%)	(3.00%)
Additional deduction for research and development expenditures	8.50%	7.20%	8.90%
Share-based compensation	(10.50%)	(8.40%)	(2.10%)
Permanent book-tax differences	(1.40%)	6.20%	(2.20%)
Change in valuation allowance	(16.60%)	(26.00%)	(24.30%)
Effective tax rates	(1.30%)	(0.20%)	(0.30%)